Note 2 - Loans: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Loans and Leases Receivable, Allowance, Beginning Balance	$ 68,107,534	$ 63,348,497	$ 67,311,208	$ 66,327,674
Provision for Loan, Lease, and Other Losses	15,599,679	7,539,369	32,056,528	14,133,331
Financing Receivable, Allowance for Credit Loss, Writeoff	(20,826,028)	(12,771,714)	(41,833,581)	(27,801,157)
Financing Receivable, Allowance for Credit Loss, Recovery	5,420,827	5,485,595	10,767,857	10,941,899
Loans and Leases Receivable, Allowance, EndingBalance	68,302,012	$ 63,601,747	68,302,012	$ 63,601,747
Live Checks
Loans and Leases Receivable, Allowance, Beginning Balance	12,386,000		10,649,000
Provision for Loan, Lease, and Other Losses	4,095,000		9,732,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(4,492,000)		(9,165,000)
Financing Receivable, Allowance for Credit Loss, Recovery	834,000		1,607,000
Loans and Leases Receivable, Allowance, EndingBalance	12,823,000		12,823,000
Premier Loans
Loans and Leases Receivable, Allowance, Beginning Balance	6,216,000		6,216,000
Provision for Loan, Lease, and Other Losses	168,000		1,079,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(1,068,000)		(2,234,000)
Financing Receivable, Allowance for Credit Loss, Recovery	297,000		552,000
Loans and Leases Receivable, Allowance, EndingBalance	5,613,000		5,613,000
Other Consumer Loans
Loans and Leases Receivable, Allowance, Beginning Balance	43,624,000		44,646,000
Provision for Loan, Lease, and Other Losses	8,894,000		17,492,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(13,734,000)		(27,290,000)
Financing Receivable, Allowance for Credit Loss, Recovery	3,889,000		7,825,000
Loans and Leases Receivable, Allowance, EndingBalance	42,673,000		42,673,000
Real Estate Loans
Loans and Leases Receivable, Allowance, Beginning Balance	260,000		265,000
Provision for Loan, Lease, and Other Losses	(1,000)		(2,000)
Financing Receivable, Allowance for Credit Loss, Writeoff	(14,000)		(24,000)
Financing Receivable, Allowance for Credit Loss, Recovery	0		6,000
Loans and Leases Receivable, Allowance, EndingBalance	245,000		245,000
Sales Finance Contracts
Loans and Leases Receivable, Allowance, Beginning Balance	5,622,000		5,535,000
Provision for Loan, Lease, and Other Losses	2,444,000		3,756,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(1,519,000)		(3,120,000)
Financing Receivable, Allowance for Credit Loss, Recovery	401,000		777,000
Loans and Leases Receivable, Allowance, EndingBalance	6,948,000		6,948,000
Total
Loans and Leases Receivable, Allowance, Beginning Balance	68,108,000		67,311,000
Provision for Loan, Lease, and Other Losses	15,600,000		32,057,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(20,827,000)		(41,833,000)
Financing Receivable, Allowance for Credit Loss, Recovery	5,421,000		10,767,000
Loans and Leases Receivable, Allowance, EndingBalance	$ 68,302,000		$ 68,302,000